EMPLOYEE BENEFITS OBLIGATIONS - Plan Assets (Details) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of fair value of plan assets [line items]
Plan assets	$ 641.7	$ 623.9
Canadian plans
Disclosure of fair value of plan assets [line items]
Private and property investments	191.7	164.8
Cash and cash equivalents	14.4	12.1
Other	1.1	0.8
Plan assets	635.3	617.1
Foreign plans
Disclosure of fair value of plan assets [line items]
Equity funds	2.3	2.6
Other	0.8	0.6
Plan assets	6.4	6.8
Government | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	133.3	115.4
Corporate | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	74.4	105.7
Corporate | Foreign plans
Disclosure of fair value of plan assets [line items]
Bond funds	3.3	3.6
Quoted
Disclosure of fair value of plan assets [line items]
Plan assets	5.6	6.2
Quoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Private and property investments	0.0	0.0
Cash and cash equivalents	0.0	0.0
Other	0.0	0.0
Plan assets	0.0	0.0
Quoted | Foreign plans
Disclosure of fair value of plan assets [line items]
Equity funds	2.3	2.6
Other	0.0	0.0
Plan assets	5.6	6.2
Quoted | Government | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	0.0	0.0
Quoted | Corporate | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	0.0	0.0
Quoted | Corporate | Foreign plans
Disclosure of fair value of plan assets [line items]
Bond funds	3.3	3.6
Unquoted
Disclosure of fair value of plan assets [line items]
Plan assets	636.1	617.7
Unquoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Private and property investments	191.7	164.8
Cash and cash equivalents	14.4	12.1
Other	1.1	0.8
Plan assets	635.3	617.1
Unquoted | Foreign plans
Disclosure of fair value of plan assets [line items]
Equity funds	0.0	0.0
Other	0.8	0.6
Plan assets	0.8	0.6
Unquoted | Government | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	133.3	115.4
Unquoted | Corporate | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	74.4	105.7
Unquoted | Corporate | Foreign plans
Disclosure of fair value of plan assets [line items]
Bond funds	0.0	0.0
Canadian | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	45.6	72.9
Canadian | Quoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	0.0	0.0
Canadian | Unquoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	45.6	72.9
Foreign | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	174.8	145.4
Foreign | Quoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	0.0	0.0
Foreign | Unquoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	$ 174.8	$ 145.4